RELATED PARTIES (Details Narrative)	Aug. 29, 2022 USD ($)	Aug. 27, 2022 USD ($)	Apr. 18, 2022 USD ($)	Jun. 23, 2021 USD ($)	Jun. 23, 2021 ILS (₪)	Nov. 05, 2020 USD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangements, Overall, Description				In addition, each member of the board shall receive a one-time grant of options to purchase shares of the Company representing 0.25% of the Company’s outstanding share capital as of the date of the approval.	In addition, each member of the board shall receive a one-time grant of options to purchase shares of the Company representing 0.25% of the Company’s outstanding share capital as of the date of the approval.
Annual fees				$ 30,500	₪ 100,000
Mr.David Palach [Member] | Consulting Agreements [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold						$ 8,000
Mr.David Palach [Member] | Consulting Agreements [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold						6,000
Chief Executive Officer [Member] | Consulting Agreements [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold						14,000
Reimbursement expenses						$ 500
Deferred Compensation Arrangements, Overall, Description						In addition, the CEO shall receive a one-time grant of options to purchase shares of the Company representing 4.5% of the Company’s outstanding share capital as of the date of the approval.
Chief Financial Officer [Member] | Consulting Agreements [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold				5,000
Reimbursement expenses				$ 500
Ms Bardas [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	$ 25,000
Ms Bardas [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold	8,000
Ms Bardas [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold	5,500
Director [Member] | Consulting Agreements [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold	25,000
Director [Member] | Consulting Agreements [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold	10,575	$ 7,575
Lital Barda [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	$ 25,000		$ 25,000